13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 09/30/2008
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC				10/17/2008
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 54
                                        ----------------------

Form 13F Information Table Value Total: 254,746
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     6160    90175 SH       Sole                    87925              2250
                                                              4444    65050 SH       Defined                 65050
AFLAC Inc.                     COM              001055102     3937    67019 SH       Sole                    65419              1600
                                                              2723    46350 SH       Defined                 46350
Ambac Financial Group, Inc.    COM              023139108       44    19000 SH       Sole                    19000
American Express Co.           COM              025816109     6217   175483 SH       Sole                   171733              3750
                                                              3738   105500 SH       Defined                105500
Aon Corp.                      COM              037389103     4197    93350 SH       Sole                    91375              1975
                                                              2538    56450 SH       Defined                 56450
Apollo Group Inc. - CL A       COM              037604105     8161   137615 SH       Sole                   134665              2950
                                                              5054    85225 SH       Defined                 85225
Avon Products                  COM              054303102     2868    69000 SH       Sole                    67475              1525
                                                              1842    44300 SH       Defined                 44300
Berkshire Hathaway - CL A      COM              084670108    44535      341 SH       Sole                      341
                                                              9403       72 SH       Defined                    72
Berkshire Hathaway - CL B      COM              084670207    10117     2302 SH       Sole                     2230                72
Cadbury plc - ADR              COM              12721E102     4943   120732 SH       Sole                   118305              2427
                                                              3113    76048 SH       Defined                 76048
Capital One Financial Corp.    COM              14040H105     3863    75750 SH       Sole                    71925              3825
                                                              1832    35925 SH       Defined                 35925
Cisco Systems, Inc.            COM              17275R102     3554   157550 SH       Sole                   154175              3375
                                                              2449   108550 SH       Defined                108550
Coach Inc.                     COM              189754104     5379   214825 SH       Sole                   209775              5050
                                                              3809   152100 SH       Defined                152100
Diageo plc - ADR               COM              25243Q205     6621    96150 SH       Sole                    93825              2325
                                                              4622    67125 SH       Defined                 67125
DuPont                         COM              263534109     2789    69200 SH       Sole                    67500              1700
                                                              1957    48550 SH       Defined                 48550
Lender Processing Services     COM              52602E102     1975    64701 SH       Sole                    63101              1600
                                                              1267    41499 SH       Defined                 41499
Medtronic Inc.                 COM              585055106     8322   166104 SH       Sole                   162679              3425
                                                              4643    92675 SH       Defined                 92675
Microsoft Corp.                COM              594918104     4421   165625 SH       Sole                   161325              4300
                                                              3996   149725 SH       Defined                149725
Moody's Corp.                  COM              615369105     4100   120575 SH       Sole                   117750              2825
                                                              2988    87875 SH       Defined                 87875
Oracle Corp.                   COM              68389X105     5029   247610 SH       Sole                   241835              5775
                                                              3385   166675 SH       Defined                166675
Praxair, Inc.                  COM              74005P104     7384   102925 SH       Sole                   100625              2300
                                                              4631    64550 SH       Defined                 64550
Scripps Networks Interactive - COM              811065101     3493    96212 SH       Sole                    93807              2405
                                                              2456    67645 SH       Defined                 67645
Tiffany & Co.                  COM              886547108     5455   153575 SH       Sole                   150225              3350
                                                              3898   109750 SH       Defined                109750
United Technologies Corp.      COM              913017109     5569    92722 SH       Sole                    90572              2150
                                                              4035    67175 SH       Defined                 67175
Viacom Inc. - CL B             COM              92553P201     3197   128689 SH       Sole                   125814              2875
                                                               839    33787 SH       Defined                 33787
Zimmer Holdings Inc.           COM              98956P102     2695    41750 SH       Sole                    40700              1050
                                                              1972    30550 SH       Defined                 30550
eBay Inc.                      COM              278642103     4116   183900 SH       Sole                   179250              4650
                                                              3393   151625 SH       Defined                151625
CIE Financiere Richemont- A                     7151116        362     8300 SH       Sole                     8300
MDT 1/09 Call Strk $30         call             5GP998008      218      110 SH       Sole                      110